Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OPERATING ACTIVITIES
Net income	¥ 259,941	$ 40,791	¥ 276,177	¥ 192,554
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation expense	18,342	2,878	17,658	16,280
Amortization of intangible assets	45	7	281	942
Non-cash operating lease expense	101,448	15,920	95,423	69,482
Provision for (reversal of) allowance for credit losses on financial assets	(235)	(37)	18,837	6,533
Compensation expenses associated with stock options			(393)	393
Loss on disposal of property, plant and equipment	1,394	219	1,295	25
Fair value change of non-current assets				4,241
Investment income	(3,171)	(498)	(14,321)	(65,616)
Loss (gain) on disposal of subsidiaries	(2,051)	(322)		58
Share of (income) loss and impairment of affiliates, net	20,573	3,228	2,738	224,555
Deferred taxes	23,905	3,751	15,778	4,475
Changes in operating assets and liabilities:
Accounts receivable	(5,528)	(867)	157,844	(134,074)
Contract assets	(257,182)	(40,357)	(67,294)	(46,156)
Insurance premium receivables			5,067	200
Other receivables	(31,066)	(4,875)	4,452	3,973
Other current assets	1,201	188	13,839	4,003
Other non-current assets	2,284	358	2,245	1,612
Accounts payable	(37,104)	(5,822)	(5,496)	50,205
Accrued commissions	139,706	21,923
Insurance premium payables	(1,367)	(215)	17,520	(7,347)
Other payables and accrued expenses	(131)	(21)	(32,159)	(25,533)
Accrued payroll	6,265	983	4,075	4,052
Income taxes payable	(15,880)	(2,492)	(9,269)	(49,969)
Lease liability	(101,186)	(15,878)	(98,866)	(76,564)
Other tax liabilities	5,995	941	(3,131)
Net cash generated from operating activities	126,198	19,803	402,300	178,324
Cash flows used in investing activities:
Purchase of short term investments	(8,184,363)	(1,284,305)	(7,947,662)	(7,498,701)
Proceeds from disposal of short term investments	8,646,532	1,356,830	8,287,924	7,523,257
Purchase of property, plant and equipment	(30,785)	(4,831)	(15,250)	(19,686)
Proceeds from disposal of property and equipment	1,025	161	324	47
Disposal of subsidiaries, net of cash disposed of RMB1,517, nil and RMB2,040 in 2019, 2020 and 2021, respectively	960	151		7,042
Cash rendered for loan receivable from a third party			(90,000)
Cash received for loan repayments from a third party	6,830	1,072	90,000
Others	10,200	1,600
Net cash generated from investing activities	450,399	70,678	325,336	11,959
Cash flows from financing activities:
Proceeds of employee and grantee subscriptions				111,304
Repayment of refundable share rights deposits to the 521 Plan participants			(250,312)
Dividends paid	(242,518)	(38,057)	(388,499)	(435,072)
Dividend distributed to noncontrolling interest	(7,580)	(1,189)		(3,790)
Proceeds on exercise of stock options				4
Repurchase of ordinary shares from open market				(484,015)
Proceeds related to disposal of subsidiaries				19,463
Others	(10,200)	(1,600)
Net cash used in financing activities	(260,298)	(40,846)	(638,811)	(792,106)
Net (decrease) increase in cash and cash equivalents, and restricted cash	316,299	49,635	88,825	(601,823)
Cash and cash equivalents and restricted cash at beginning of year	350,098	54,938	265,605	848,166
Effect of exchange rate changes on cash and cash equivalents	(9,875)	(1,550)	(4,332)	19,262
Cash and cash equivalents and restricted cash at the end of the year	656,522	103,023	350,098	265,605
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents at the end of the year	564,624	88,602	245,428	169,653
Restricted cash at the end of the year	91,898	14,421	104,670	95,952
Total of cash and cash equivalents and restricted cash at the end of the year	656,522	103,023	350,098	265,605
Supplemental disclosure of cash flow information:
Income taxes paid	74,323	11,663	79,063	189,487
Supplemental disclosure of non-cash operating activity:
Effect on operating assets upon the adoption of ASU 2016-13 on January 1, 2020			7,523
Supplemental disclosure of non-cash investing activities:
Disposal of subsidiaries				61,372
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	125,487	19,692	108,178	78,344
Conversion of the convertible loan receivables into equity interest				10,929
Supplemental disclosure of non-cash financing activities:
10% consideration related to repurchase of ordinary shares from a shareholder				¥ (8,184)